Expenses by nature (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Warrant expenses		£ 111,611
Related party administrative expenses	£ 83	108	£ 144
Total administrative & research and development expenses
Disclosure of attribution of expenses by nature to their function [line items]
Total expenses by nature	104,018	288,660	13,875
Research and development expenses
Disclosure of attribution of expenses by nature to their function [line items]
Staff costs	17,580	12,913	7,416
Development consultancy	18,004	4,678
Components, parts and tooling	13,545	6,700	2,555
Total expenses by nature	49,129	24,291	9,971
Administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Staff costs	8,014	3,317	1,029
Share-based payment expenses	23,189	111,996	96
Warrant expenses		111,611
Consultancy costs	2,479	13,144	745
Legal and financial advisory costs	2,949	7,350
HR advisory and recruitment costs	2,089	2,150	313
IT hardware and software costs	4,348	1,506	579
Related party administrative expenses	83	108	144
Insurance expenses	2,698	195	23
Marketing costs	1,728	3,918
Other expenses	2,042	1,105	110
Premises expenses	1,614	360	183
Depreciation expense	577	377	279
Amortisation expense	1,195	387	263
Depreciation on right of use property assets	411	176	140
Goodwill impairment	1,473
Stamp Duty		6,669
Total expenses by nature	£ 54,889	£ 264,369	£ 3,904